Receivables from Financial Services - Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	¥ 62,446	¥ 64,289
Unearned finance income	(3,829)	(4,091)
Unguaranteed residual value	59,255	57,079
Net investment in the lease	117,872	117,277
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	22,339	22,808
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	22,566	20,578
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	10,861	13,370
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	5,297	6,097
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	1,289	1,359
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	¥ 94	¥ 77